Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of estimated useful lives of property and equipment

–	Properties leased for own use	Over the unexpired lease period

–	Office equipment leased for own use	Over the unexpired lease period

–	Leasehold improvements	Shorter period of the lease term or the useful life

–	Fixtures and furniture	3 - 5 years

–	Office and lab equipment	3 - 5 years

–	Computer equipment	3 years

–	Motor vehicles	3 - 5 years

–	Manufacturing equipment	3 - 5 years

Schedule of estimated useful lives of intangible assets

– Website and mobile apps	2 years
– Trademark and technology	10 - 20 years
– Products development cost	3 years
– Computer software	3 years
– Customer relationship	10 years